Statements of Operations (USD $)	12 Months Ended			84 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2011
Income Statement [Abstract]
Revenues
General and administrative expenses:
Professional fees	88,775	80,175	55,134	406,375
Stock based compensation		418,280	2,105,782	3,068,129
Management fees	96,000	96,000	96,000	434,797
Depreciation				1,860
Rent	17,199	18,188	41,135	76,522
General and administrative expenses	13,308	52,628	80,579	429,223
Total operating expenses	215,282	665,271	2,378,630	4,416,906
Operating income (loss) from continuing operations	(215,282)	(665,271)	(2,378,630)	(4,416,906)
Other income (expense):
Interest income				1,876
Interest expense	(45,842)	(32,563)	(25,610)	(112,043)
Foreign exchange gain (loss)	(11,071)	6,732	6,257	1,346
Total other income (expense)	(56,913)	(25,831)	(19,353)	(108,821)
Income (loss) before taxes from continuing operations	(272,195)	(691,102)	(2,397,983)	(4,525,727)
Provision (credit) for taxes on income
Net income (loss) from continuing operations	(272,195)	(691,102)	(2,397,983)	(4,525,727)
(Loss) from discontinued operation, net of tax		(38,144)	3,936	(34,208)
Gain recognized on divestment of subsidiary		34,208		34,208
Net income (loss) from discontinued operation		(3,936)	3,936
Net income (loss)	(272,195)	(695,038)	(2,394,047)	(4,525,727)
Other comprehensive income, net of tax:
Net change in foreign currency exchange adjustments from continuing operations		(846)	(185)
Net change in foreign currency exchange adjustments from discontinued operations		(19,384)	19,384
Comprehensive income (loss)	$ (272,195)	$ (715,268)	$ (2,374,848)	$ (4,525,727)
Basic and diluted Earnings (loss) per common share, basic
Continuing operation	$ (0.01)	$ (0.03)	$ (0.13)
Discontinued operation	$ 0.00	$ 0.00	$ 0.00
Weighted-average shares outstanding, basic	18,382,500	22,334,384	18,087,912